FINANCIAL INSTRUMENTS (Additional Information) (Details) pound in Millions	12 Months Ended
	Jan. 02, 2022 USD ($) shares pound	Jan. 03, 2021 USD ($) pound shares
Disclosure of detailed information about hedged items [line items]
Cash flow hedges (note 15(d))	$ 73,847,000	$ (8,503,000)
Net losses in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 64,100,000
Total Return Swap
Disclosure of detailed information about hedged items [line items]
Term of TRS	1 year
Nominal amount of derivative | shares	319,639	284,663
Notional amount	$ 30,000.00	$ 400,000
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings	$ 0
Cash flow hedges (note 15(d))		$ 9,000,000
Commodity risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Nominal amount of derivative | pound	251.0	16.2